Shareholder Report, Average Annual Return (Details) LMF2100_Western Asset Core Plus VIT Portfolio_Class II_TSR Annual {Class II}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
Average Annual Return, Percent	7.69%	(1.67%)	1.85%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index
Average Annual Return, Percent	8.62%	4.50%	6.52%